Condensed Consolidated Balance Sheets (Current Period Unaudited)	Jun. 30, 2026 USD ($)
Liabilities, Current [Abstract]
Accrued expenses	$ 225
TOTAL LIABILITIES	138,062,603
SHAREHOLDERS' DEFICIT
Additional paid-in capital	10
Accumulated deficit	(138,062,603)
Total Stockholder's Deficit	(138,062,603)
Archimedes Tech SPAC Partners II Co [Member]
Assets, Current [Abstract]
Cash	414,970
Prepaid Expense, Current	100,521
Total current assets	515,491
Demand deposit held in Trust Account	244,162,068
TOTAL ASSETS	244,677,559
Liabilities, Current [Abstract]
Accrued expenses	576,160
PIPE subscription derivative liability	137,942,000
Total current liabilities	138,518,160
Deferred underwriting fee payable	8,050,000
TOTAL LIABILITIES	146,568,160
Ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of $10.62 and $10.43 per share as of June 30, 2026 and December 31, 2025, respectively	244,162,068
SHAREHOLDERS' DEFICIT
Ordinary shares, $0.0001 par value; 400,000,000 shares authorized; 6,590,000 shares issued and outstanding (excluding 23,000,000 shares subject to possible redemption) as of March 31, 2026 and December 31, 2025	659
Accumulated deficit	(146,053,328)
Total Stockholder's Deficit	(146,052,669)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 244,677,559